Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property Plant And Equipment Useful Life [Table Text Block]
Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Equipment	5 –10 years
Vehicle	5 years
Leasehold improvements	Life of lease
Software	3 years

Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Laboratory equipment	5 - 10 years
Computers	5 years
Leasehold improvements	Life of lease
Software	3 years

Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following:

	March 31, 2016	December 31, 2015
Lab equipment	$6,571,438	$6,617,038
Computer equipment	557,010	540,212
Office equipment	191,248	191,248
Leasehold improvements	212,730	212,730
Accumulated depreciation	(5,082,754)	(4,934,321)
Property and equipment, net	$2,449,672	$2,626,907

Property and equipment consists of the following at:

	December 31, 2015	December 31, 2014
Lab equipment	$6,617,038	$7,313,979
Computer equipment	540,212	540,814
Office equipment	191,248	229,785
Leasehold improvements	212,730	434,304
	7,561,228	8,518,882
Accumulated depreciation	(4,934,321)	(5,558,792)
Property and equipment, net	$2,626,907	$2,960,090